PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Fixed assets consist of the following as of September 30, 2023 and December 31, 2022:

	September 30,	December 31,
	2023	2022
Containers	$1,520,886	$1,397,311
Trucks and tractors	4,138,214	4,086,968
Trailers	1,033,259	1,197,357
Shop equipment	40,380	40,380
Leasehold improvements	$19,589	$19,589
	6,752,328	6,741,605
Less accumulated depreciation	(1,347,904)	(1,097,664)
Net book value	$5,404,424	$5,643,941

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Containers	$1,397,311	$-
Trucks and tractors	4,086,968	2,213,265
Trailers	1,197,357	1,829,853
Shop equipment	40,380	40,380
Leasehold improvements	19,589	19,589
	6,741,605	4,103,087
Less: accumulated depreciation	(1,097,664)	(942,908)
Net book value	$5,643,941	$3,160,179